CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings Statutory Reserves [Member]	Retained Earnings Unrestricted [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]
BALANCE at Dec. 31, 2015	$ 77,836	$ 18	$ 25,904	$ 0	$ 57,183	$ (5,269)	$ 0
BALANCE, shares at Dec. 31, 2015		4,522,726
Shares issued for equity compensation plan	1,566	$ 2	1,564	0	0	0	0
Shares issued for equity compensation plan, shares		459,250
Shares issued on conversion of convertible notes	3,674	$ 6	3,668	0	0	0	0
Shares issued on conversion of convertible notes, shares		1,343,425
Shares issued on acquisition of subsidiaries	4,080	$ 5	4,075	0	0	0	0
Shares issued on acquisition of subsidiaries, shares		1,162,305
Shares issued on placement financing	7,001	$ 7	6,994	0	0	0	0
Shares issued on placement financing, shares		1,900,000
Rounding difference on reverse stock split	0	$ 0	0	0	0	0	0
Rounding difference on reverse stock split, shares		222
Net loss	(5,047)	$ 0	0	0	(5,047)	0	0
Foreign currency translation adjustment	(2,431)	0	0	0	0	(2,431)	0
BALANCE at Dec. 31, 2016	86,679	$ 38	42,205	0	52,136	(7,700)	0
BALANCE, shares at Dec. 31, 2016		9,387,928
Shares issued for equity compensation plan	741	$ 1	740	0	0	0	0
Shares issued for equity compensation plan, shares		190,000
Shares issued on acquisition of subsidiaries	4,679	$ 15	4,664	0	0	0	0
Shares issued on acquisition of subsidiaries, shares		3,720,283
Shares issued on placement financing	2,561	$ 11	2,550	0	0	0	0
Shares issued on placement financing, shares		2,866,644
Net loss	(11,214)	$ 0	0	0	(11,214)	0	0
Foreign currency translation adjustment	369	0	0	0	0	369	0
BALANCE at Dec. 31, 2017	83,815	$ 65	50,159	0	40,922	(7,331)	0
BALANCE, shares at Dec. 31, 2017		16,164,855
Shares issued for equity compensation plan	1,994	$ 7	1,987	0	0	0	0
Shares issued for equity compensation plan, shares		1,680,000
Shares issued on exercise of Investor Warrants	175	$ 1	174	0	0	0	0
Shares issued on exercise of Investor Warrants, shares		174,903
Shares issued on acquisition of subsidiaries	8,188	$ 27	8,161	0	0	0	0
Shares issued on acquisition of subsidiaries, shares		6,824,272
Equity component of the 2018 Notes(note 18)	5,306	$ 0	5,306	0	0	0	0
Shares issued on rights offering	49,991	$ 202	49,789	0	0	0	0
Shares issued on rights offering, shares		50,663,270
Realization of foreign currency translation loss relating to disposal of a subsidiary	0	$ 0	0	0	(7,422)	7,422	0
Disposal of partial interest in subsidiaries without losing control	39,869	0	1,072	0	0	0	38,797
Net loss	(21,064)	0	0	0	(12,372)	0	(8,692)
Foreign currency translation adjustment	(100)	0	0	0	0	(100)	0
BALANCE at Dec. 31, 2018	$ 168,174	$ 302	$ 116,648	$ 0	$ 21,128	$ (9)	$ 30,105
BALANCE, shares at Dec. 31, 2018		75,507,300